S000033313 [Member] Expense Example - FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund - FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	$ 516